Taxes on Income - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 1,585,272	$ 991,987
Research and development credits	112,149	63,439
Others	8,556	2,946
Net deferred tax asset before valuation allowance	1,705,976	1,058,371
Valuation allowance	(1,705,976)	(1,058,371)
Net deferred tax assets